Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 24,837
Total revenues	24,837
Cost of revenues	7,021
Gross margin/profit	17,816
Operating expenses:
Selling, general and administrative	26,810	1,156	34,924	20,390
Officers and directors' compensation (including stock-based compensation of $24,790, $33,600 and $109,147 and $0, respectively)	45,790	43,600	149,619
Professional and consulting (including stock-based compensation of $29,850, $0, $163,000 and $0, respectively)	67,250	43,616	273,781	11,335
Provision for doubtful accounts		2,675	2,675	(12,665)
Depreciation and amortization of property and equipment	9,675	3,004	10,992	22,343
Total operating expenses	149,525	94,051	471,991	41,403
Operating (loss)	(131,709)	(94,051)	(471,991)	(41,403)
Other income/(expense):
Derivative liability (expense) income	(157,936)	(12,703)	76,556
Interest expense (including amortization of debt discounts of $20,324, $4,892, $116,643 and $0, respectively)	(38,493)	(24,802)	(199,126)	(95,309)
Gain on settlement of accounts payable				44,336
Loss on conversions of notes payable			(138,009)
Total other income/(expense)	(196,429)	(37,505)	(260,579)	(50,973)
Net (loss)	$ (328,138)	$ (131,556)	$ (732,570)	$ (92,376)
Net loss per common share:
Basic and diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ 0.00
Basic and diluted weighted-average common shares outstanding	132,000,792	105,670,002	110,581,886	105,051,540